NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
NON-CURRENT ASSETS
NON-CURRENT ASSETS

6. NON-CURRENT ASSETS
Construction Funds In Escrow
On November 19, 2019, Granite acquired a developed property located at 1301 Chalk Hill Road, Dallas, Texas which had outstanding construction work. Consequently, $20.5 million (US$15.5 million) of the purchase price was placed in escrow to pay for the remaining construction costs. The funds are released from escrow as the construction is completed. As construction is completed, the construction costs are capitalized to the cost of the investment property. During the year ended December 31, 2021, $8.3 million (US$6.6 million) was released from escrow and capitalized to the property (note 4) (2020 — $8.6 million (US$6.3 million)). As at December 31, 2021, there was no outstanding balance in escrow (2020 — $8.4 million (US$6.6 million)).
Loan Receivable
During the year ended December 31, 2021, Granite advanced $10.5 million (US$8.3 million) by means of a loan to the developer of two industrial properties being constructed in Indiana, United States. The loan has a maximum draw amount of $69.6 million (US$55.0 million). The loan, due upon completion of the development which is expected to be in late 2022, is secured by the properties under construction and related land.
On September 1, 2021, Granite entered into a purchase and sale agreement with the developer to acquire the two properties upon completion for $98.1 million (US$77.5 million) plus estimated leasing costs and sustainability features of $8.6 million (US$6.8 million), subject to customary closing conditions.

Other Assets

As at December 31,	2021	2020
Deferred financing costs associated with the revolving credit facility	$2,472	$599
Long-term receivables	308	349
	$2,780	$948
On March 31, 2021, the Trust amended its existing unsecured revolving credit facility agreement to extend the existing maturity date from February 1, 2023 to March 31, 2026 and increased its borrowing capacity under the credit facility from $0.5 billion to $1.0 billion (note 10), resulting in financing costs of $2.9 million being incurred. In addition, during the year ended December 31, 2021, Granite recorded an acceleration of $0.5 million amortization for its original credit facility’s financing costs (note 13(d)) (2020 — nil).